Offerings	Apr. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,700,000
Proposed Maximum Offering Price per Unit	0.74
Maximum Aggregate Offering Price	$ 1,998,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 275.92
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions. Consists of (i) 700,000 shares of the registrant's common stock, par value $0.001 per share (the "Common Stock"), issuable upon exercise of the pre-funded warrants (the "Pre-Funded Warrants"), (ii) 1,350,000 shares of Common Stock issuable upon exercise of common warrants (the "Common Warrants 1") and (iii) 650,000 shares of Common Stock issuable upon exercise of common warrants (the "Common Warrants 2" and together with the Common Warrants 1, the "Common Warrants") issued to the selling securityholder on April 1, 2026' in connection with that certain Consent and Amendment No. 1 to the Credit Agreement and Amendment No. 1 to the Pledge Agreement, dated April 1, 2026,, by and among Soluna DVSL ComputeCo, LLC, Soluna DVSL II ComputeCo, LLC, Soluna KK I ComputeCo, LLC, Soluna DV Wind SponsorCo, LLC, Generate Lending, LLC, as administrative agent and collateral agent, and Generate Strategic Credit Master Fund I-A, L.P. Pursuant to Rule 457(c) under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the Common Stock, as quoted on The Nasdaq Capital Market on April 9, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrants 1 to purchase shares of Common Stock
Amount Registered | shares	1,350,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions. Represents the Common Warrants 1 being registered for resale. Pursuant to Rule 457(c) under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the Common Stock, as quoted on The Nasdaq Capital Market on April 9, 2026. In accordance with Rule 457(g) under the Securities Act, because the shares of Common Stock underlying the Pre-Funded Warrants and Common Warrants are registered hereby, no separate registration fee is required with respect to the Pre-Funded Warrants and Common Warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrants 2 to purchase shares of Common Stock
Amount Registered | shares	650,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions. Represents the Common Warrants 2 being registered for resale. Pursuant to Rule 457(c) under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the Common Stock, as quoted on The Nasdaq Capital Market on April 9, 2026. In accordance with Rule 457(g) under the Securities Act, because the shares of Common Stock underlying the Pre-Funded Warrants and Common Warrants are registered hereby, no separate registration fee is required with respect to the Pre-Funded Warrants and Common Warrants registered hereby.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrant to purchase shares of Common Stock
Amount Registered | shares	700,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions. Represents the Pre-Funded Warrants being registered for resale. Pursuant to Rule 457(c) under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the Common Stock, as quoted on The Nasdaq Capital Market on April 9, 2026. In accordance with Rule 457(g) under the Securities Act, because the shares of Common Stock underlying the Pre-Funded Warrants and Common Warrants are registered hereby, no separate registration fee is required with respect to the Pre-Funded Warrants and Common Warrants registered hereby.